Income Taxes - Summary of tax effect by applicable tax rates of unused tax losses for which deferred tax assets were not recognized will expire (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Tax Effect By Applicable Tax Rates Of Unused Tax Losses For Which Deferred Tax Assets Were Not Recognized Will Expire [Line Items]
Unused tax losses for which no deferred tax asset recognised	¥ 75,761	¥ 85,946
Not later than one year
Disclosure Of Tax Effect By Applicable Tax Rates Of Unused Tax Losses For Which Deferred Tax Assets Were Not Recognized Will Expire [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,501	3,553
Later than one year and not later than two years
Disclosure Of Tax Effect By Applicable Tax Rates Of Unused Tax Losses For Which Deferred Tax Assets Were Not Recognized Will Expire [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,099	1,548
Later than two years and not later than three years
Disclosure Of Tax Effect By Applicable Tax Rates Of Unused Tax Losses For Which Deferred Tax Assets Were Not Recognized Will Expire [Line Items]
Unused tax losses for which no deferred tax asset recognised	394	1,420
Later than three years and not later than four years
Disclosure Of Tax Effect By Applicable Tax Rates Of Unused Tax Losses For Which Deferred Tax Assets Were Not Recognized Will Expire [Line Items]
Unused tax losses for which no deferred tax asset recognised	519	578
Later than four years
Disclosure Of Tax Effect By Applicable Tax Rates Of Unused Tax Losses For Which Deferred Tax Assets Were Not Recognized Will Expire [Line Items]
Unused tax losses for which no deferred tax asset recognised	¥ 72,248	¥ 78,847